united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Jen Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 11/30

Date of reporting period: 05/31/2018

Item 1. Reports to Stockholders.

QuantX Dynamic Beta US Equity ETF (XUSA)
QuantX Risk Managed Growth ETF (QXGG)
QuantX Risk Managed Multi Asset Income ETF (QXMI)
QuantX Risk Managed Multi Asset Total Return ETF (QXTR)
QuantX Risk Managed Real Return ETF (QXRR)

Semi-Annual Report
May 31, 2018

1-866-270-0300
www.quantxfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the QuantX ETF Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

QuantX Dynamic Beta US Equity ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2018

The Fund’s performance figures* for the periods ended May 31, 2018, as compared to its benchmarks:

		Since Inception**
	Six Month	May 31, 2018
QuantX Dynamic Beta US Equity ETF - NAV	4.16%	11.91%
QuantX Dynamic Beta US Equity ETF - Market Price	4.02%	11.83%
QuantX Dynamic Beta US Equity Index	4.28%	12.18%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.QuantXfunds.com or by calling 1-866-270-0300.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 0.59% per the most recent prospectus.

QuantX Dynamic Beta US Equity (XUSA) Index is reconstituted monthly and rebalanced as needed to stay within pre-determined thresholds for portfolio weightings. Due to the nature of the XUSA Fund’s strategy, it may have relatively high portfolio turnover compared to other funds, which may lead to higher transaction costs that may affect the XUSA

**	January 25, 2017.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Oil & Gas	23.1%
Biotechnology	10.6%
Chemicals	4.8%
Real Estate Investment Trusts	4.8%
Healthcare-Products	4.6%
Banks	4.5%
Software	4.4%
Commercial Services	3.8%
Healthcare-Services	3.8%
Media	3.7%
Other Assets in Excess of Liabilities	31.9%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s Holdings.

QuantX Risk Managed Growth ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2018

The Fund’s performance figures* for the periods ended May 31, 2018, as compared to its benchmarks:

		Since Inception**
	Six Month	May 31, 2018
QuantX Risk Managed Growth ETF - NAV	2.40%	10.24%
QuantX Risk Managed Growth ETF - Market Price	1.67%	9.65%
QuantX Risk Managed Growth Index	2.58%	10.94%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.QuantXfunds.com or by calling 1-866-270-0300.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.17% per the most recent prospectus.

QuantX Risk Managed Growth (QXGG) Index will be allocated to equity securities in what the methodology determines to be the best performing markets. During conditions when the methodology determines that the risk of holding certain securities is elevated, the QXGG Index may allocate as much as 100% to cash and cash equivalents and/or fixed income instruments. The QXGG Index may have exposure to companies in any industry, country, and of any market capitalization. The QXGG Fund defines equity securities as common and preferred stock, as well as total returns swaps on those securities. The QXGG Index may remove a security when the methodology indicates that the security is overvalued or better investment opportunities are available. The QXGG Index is reconstituted daily and rebalanced as needed to stay within pre-determined thresholds for portfolio weightings.

**	January 25, 2017.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Asset Allocation Funds	93.8%
Other Assets in Excess of Liabilities	6.2%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s Holdings.

QuantX Risk Managed Multi Asset Income ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2018

The Fund’s performance figures* for the periods ended May 31, 2018, as compared to its benchmarks:

		Since Inception**
	Six Month	May 31, 2018
QuantX Risk Managed Multi-Asset Income ETF - NAV	(0.69)%	3.76%
QuantX Risk Managed Multi-Asset Income ETF - Market Price	(0.61)%	3.69%
QuantX Risk Managed Multi-Asset Income Index	(0.89)%	3.38%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.QuantXfunds.com or by calling 1-866-270-0300.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.17% per the most recent prospectus.

QuantX Risk Managed Multi-Asset Income (QXMI) Index will be allocated to income producing securities in what the methodology determines to be the best performing markets. During conditions when the methodology determines that the risk of holding these securities is elevated, the QXMI Index may allocate as much as 100% to cash and cash equivalents. The QXMI Index may remove a security when the methodology indicates that the security is overvalued or better investment opportunities are available. The QXMI Index is reconstituted daily and rebalanced as needed to stay within pre-determined thresholds for portfolio weightings.

**	January 25, 2017.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	39.4%
Exchange Traded Funds - Debt Funds	24.1%
Exchange Traded Funds - Asset Allocation Fund	12.1%
Other Assets in Excess of Liabilities	24.4%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s Holdings.

QuantX Risk Managed Multi Asset Total Return ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2018

The Fund’s performance figures* for the periods ended May 31, 2018, as compared to its benchmarks:

		Since Inception**
	Six Month	May 31, 2018
QuantX Risk Managed Multi-Asset Total Return ETF - NAV	2.26%	4.57%
QuantX Risk Managed Multi-Asset Total Return ETF - Market Price	2.30%	4.57%
QuantX Risk Managed Multi-Asset Total Return Index	2.43%	5.30%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.QuantXfunds.com or by calling 1-866-270-0300.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.45% per the most recent prospectus.

QuantX Risk Managed Multi-Asset Total Return (QXTR) Index will be allocated to the asset classes described above in what the methodology determines to be the best performing markets. During conditions when the methodology determines that the risk of holding these securities is elevated, the QXTR Index may allocate as much as 100% to cash and cash equivalents and/or fixed income instruments. The QXTR Index may have exposure to companies in any industry, country, and of any market capitalization. The QXTR Index is reconstituted daily and rebalanced as needed to stay within pre-determined thresholds for portfolio weightings.

**	January 25, 2017.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	73.5%
Exchange Traded Funds - Debt Funds	1.9%
Exchange Traded Funds - Commodity Funds	9.2%
Other Assets in Excess of Liabilities	15.4%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s Holdings.

QuantX Risk Managed Real Return ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2018

The Fund’s performance figures* for the periods ended May 31, 2018, as compared to its benchmarks:

		Since Inception**
	Six Month	May 31, 2018
QuantX Risk Managed Real Return ETF - NAV	(1.17)%	1.65%
QuantX Risk Managed Real Return ETF - Market Price	(1.13)%	1.65%
QuantX Risk Managed Real Return Index	(1.40)%	1.75%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.QuantXfunds.com or by calling 1-866-270-0300.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.23% per the most recent prospectus.

QuantX Risk Managed Real Return (QXRR) index will be allocated to real assets in what the methodology determines to be the best performing markets. During conditions when the methodology determines that the risk of holding these securities is elevated, the QXRR Index may allocate as much as 100% to cash and cash equivalents and/or fixed income instruments (TIPS). The QXRR Index may have exposure to companies in any industry, country, and of any market capitalization.

**	January 25, 2017.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	56.0%
Exchange Traded Funds - Commodity Funds	32.5%
Exchange Traded Funds - Debt Fund	4.3%
Other Assets in Excess of Liabilities	7.2%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s Holdings.

Quantx Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2018

Shares		Fair Value
	COMMON STOCKS - 86.7%
	BANKS - 4.5%
8,320	Prosperity Bancshares, Inc.	$602,618
24,640	TCF Financial Corp.	648,278
720	Western Alliance Bancorp *	43,387
		1,294,283
	BIOTECHNOLOGY - 10.6%
7,500	BioMarin Pharmaceutical, Inc. *	677,550
14,740	Incyte Corp. *	1,006,300
3,980	Intercept Pharmaceuticals, Inc. *	279,436
64,800	Intrexon Corp. *	1,074,384
		3,037,670
	CHEMICALS - 4.8%
3,840	Ashland Global Holdings, Inc.	298,445
10,880	RPM International, Inc.	538,560
12,400	Univar, Inc. *	338,148
2,960	WR Grace & Co.	211,906
		1,387,059
	COMMERCIAL SERVICES - 3.8%
320	CoStar Group, Inc. *	121,990
16,920	Square, Inc. *	985,590
		1,107,580
	ELECTRIC - 0.6%
13,800	AES Corp.	175,950

	ENTERTAINMENT - 3.0%
28,900	International Game Technology PLC	726,546
6,780	Lions Gate Entertainment Corp.	148,007
		874,553
	FOOD - 0.9%
9,780	Hain Celestial Group, Inc. *	249,586

	HEALTHCARE-PRODUCTS - 4.6%
242,640	OPKO Health, Inc. *	941,443
10,600	QIAGEN NV *	384,886
		1,326,329
	HEALTHCARE-SERVICES - 3.8%
140,080	Brookdale Senior Living, Inc. *	1,102,430

	HOME BUILDERS - 2.5%
13,700	Lennar Corp.	708,838

	INSURANCE - 0.6%
660	Assurant, Inc.	61,611
800	Chubb Ltd.	104,552
		166,163
	MACHINERY - DIVERSIFIED - 2.9%
25,880	Gardner Denver Holdings, Inc. *	850,676

	MEDIA - 3.7%
1,580	Charter Communications, Inc. *	412,443
6,920	Liberty Broadband Corp. *	476,580
17,620	TEGNA, Inc.	182,719
		1,071,742

See accompanying notes to financial statements.

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

Shares		Fair Value
	MINING - 1.2%
63,480	Tahoe Resources, Inc.	$332,635

	MISCELLANEOUS MANUFACTURING - 2.5%
23,200	Colfax Corp. *	709,456

	OFFICE/BUSINESS EQUIPEMENT - 2.4%
25,840	Xerox Corp.	702,331

	OIL & GAS - 23.1%
10,440	Antero Resources Corp. *	199,508
202,000	Chesapeake Energy Corp. *	902,940
12,680	Energen Corp. *	860,211
11,340	EQT Corp.	584,464
92,400	Gulfport Energy Corp. *	1,026,564
140,960	Kosmos Energy Ltd.	1,095,259
27,840	Parsley Energy, Inc. *	820,723
26,860	Range Resources Corp.	425,463
153,700	Southwestern Energy Co. *	727,001
		6,642,133
	OIL & GAS SERVICES - 3.2%
56,800	RPC, Inc.	932,656

	PHARMACEUTICALS - 1.4%
8,700	TESARO, Inc. *	398,199

	SAVINGS & LOANS - 0.1%
1,780	New York Community Bancorp, Inc.	20,630

	SOFTWARE - 4.4%
2,920	athenahealth, Inc. *	439,372
2,280	MSCI, Inc.	370,660
34,260	Nuance Communications, Inc. *	462,853
		1,272,885
	TRANSPORTATION - 2.1%
3,880	Old Dominion Freight Line, Inc.	605,125

	TOTAL COMMON STOCKS (Cost $24,690,938)	24,968,909

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.8%
130,640	Colony NorthStar, Inc.	769,470
25,960	GGP, Inc.	526,469
1,560	Macerich Co.	86,783
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,399,981)	1,382,722

	TOTAL INVESTMENTS - 89.0% (Cost $26,090,919)	$26,351,631
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.0%	2,436,976
	TOTAL NET ASSETS - 100.0%	$28,788,607

ETF - Exchange Traded Fund

*	Non-Income producing security.

See accompanying notes to financial statements.

Quantx Risk Managed Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 93.8%
	ASSET ALLOCATION FUNDS - 93.8%
133,236	iShares MSCI EAFE ETF	$8,744,279
866,592	Quantx Dynamic Beta US Equity ETF #	25,217,914
50,184	SPDR S&P 500 ETF Trust	13,596,853
	TOTAL EXCHANGE TRADED FUNDS (Cost $43,582,973)	47,559,046

	TOTAL INVESTMENTS - 93.8% (Cost $43,582,973)	$47,559,046
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.2%	3,122,445
	TOTAL NET ASSETS - 100.0%	$50,681,491

ETF - Exchange Traded Fund

#	Affiliated investment

See accompanying notes to financial statements.

Quantx Risk Managed Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 75.6%
	ASSET ALLOCATION FUND - 12.1%
22,816	SPDR Bloomberg Barclays Convertible Securities ETF	$1,216,093

	DEBT FUNDS - 24.1%
2,648	iShares Barclays 7-10 Year Treasury Bond ETF	271,446
808	iShares Barclays 20+ Year Treasury Bond ETF	97,946
3,752	iShares US Preferred Stock ETF	139,762
53,432	PowerShares Senior Loan Portfolio	1,228,402
23,824	VanEck Vectors Fallen Angel High Yield Bond ETF	687,799
		2,425,355
	EQUITY FUNDS - 39.4%
4,032	Global X SuperDividend ETF	84,188
32,072	iShares Mortgage Real Estate Capped ETF	1,405,716
11,784	PowerShares S&P 500 BuyWrite Portfolio	256,891
21,440	SPDR S&P Emerging Markets Dividend ETF	704,947
14,280	Vanguard Global ex-U.S. Real Estate ETF	862,369
1,960	Vanguard High Dividend Yield ETF	164,483
3,672	Vanguard International High Dividend Yield ETF	236,587
8,680	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	255,018
		3,970,199
	TOTAL EXCHANGE TRADED FUNDS (Cost $7,567,397)	7,611,647

	TOTAL INVESTMENTS - 75.6% (Cost $7,567,397)	$7,611,647
	OTHER ASSETS IN EXCESS OF LIABILITIES - 24.4%	2,459,314
	TOTAL NET ASSETS - 100.0%	$10,070,961

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Quantx Risk Managed Multi-Asset Total Return ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 84.6%
	COMMODITY FUNDS - 9.2%
33,814	PowerShares DB Gold Fund *	$1,387,726
110,664	PowerShares Optimum Yield Diversified Commodity	2,084,910
		3,472,636
	DEBT FUNDS - 1.9%
7,221	iShares Barclays 7-10 Year Treasury Bond ETF	740,225

	EQUITY FUNDS - 73.5%
63,336	Energy Select Sector SPDR Fund	4,814,803
164,604	Financial Select Sector SPDR Fund	4,473,937
11,339	iShares Russell 2000 ETF	1,845,649
21,924	PowerShares S&P 500 Equal Weight Portfolio	2,220,901
37,845	SPDR S&P500 ETF Trust	10,253,724
38,947	VanEck Vectors Gold Miners ETF	870,076
18,937	Vanguard Real Estate ETF	1,493,940
63,858	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	1,876,148
		27,849,178
	TOTAL EXCHANGE TRADED FUNDS (Cost $30,523,891)	32,062,039

	TOTAL INVESTMENTS - 84.6% (Cost $30,523,891)	$32,062,039
	OTHER ASSETS IN EXCESS OF LIABILITIES - 15.4%	5,844,735
	TOTAL NET ASSETS - 100.0%	$37,906,774

ETF - Exchange Traded Fund

*	Non-Income producing security.

See accompanying notes to financial statements.

Quantx Risk Managed Real Return ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 92.8%
	COMMODITY FUNDS - 32.5%
83,184	GraniteShares Bloomberg Commodity Broad Strategy NO K-1 ETF #	$2,250,793
4,806	PowerShares DB Gold Fund *	197,238
		2,448,031
	DEBT FUND - 4.3%
2,460	iShares Barclays 1-3 Year Treasury Bond ETF	205,312
1,086	iShares TIPS Bond ETF	122,153
		327,465
	EQUITY FUNDS - 56.0%
33,444	Energy Select Sector SPDR Fund	2,542,413
4,512	iShares Cohen & Steers REIT ETF	434,596
13,038	iShares Global Infrastructure ETF	560,373
9,372	Materials Select Sector SPDR Fund	545,263
1,836	Vanguard Real Estate ETF	144,842
		4,227,487
	TOTAL EXCHANGE TRADED FUNDS (Cost $6,857,111)	7,002,983

	TOTAL INVESTMENTS - 92.8% (Cost $6,857,111)	$7,002,983
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2%	543,039
	TOTAL NET ASSETS - 100.0%	$7,546,022

ETF - Exchange Traded Fund

#	Affiliated investment

*	Non-Income producing security.

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2018

	Dynamic	Risk Managed	Risk Managed	Risk Managed	Risk Managed
	Beta US Equity	Growth	Multi-Asset	Multi-Asset	Real Return
	ETF	ETF	Income ETF	Total Return ETF	ETF
ASSETS
Investment securities:
Unaffiliated investments at cost	$26,090,919	$21,868,946	$7,567,397	$30,523,891	$4,625,958
Affiliated investments at cost	—	21,714,027	—	—	2,231,153
Unaffiliated investments at value	$26,351,631	$22,341,132	$7,611,647	$32,062,039	$4,752,190
Affiliated investments at value	—	25,217,914	—	—	2,250,793
Cash	3,105,621	3,166,135	2,815,593	5,306,451	450,544
Dividends and interest receivable	43,480	—	—	—	—
Receivable due from Adviser	15,195	—	13,192	—	13,381
Receivable for investments sold	—	—	—	1,323,619	79,114
TOTAL ASSETS	29,515,927	50,725,181	10,440,432	38,692,109	7,546,022

LIABILITIES
Payable for investments purchased	727,320	—	369,471	740,224	—
Investment advisory fees payable	—	43,690	—	45,111	—
TOTAL LIABILITIES	727,320	43,690	369,471	785,335	—
NET ASSETS	$28,788,607	$50,681,491	$10,070,961	$37,906,774	$7,546,022

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$27,676,969	$44,974,306	$10,151,347	$36,747,028	$8,060,099
Accumulated net investment income (loss)	130,442	(68,322)	42,539	(19,138)	74,103
Accumulated net realized gain (loss) from investments	720,484	1,799,434	(167,175)	(359,264)	(734,052)
Net unrealized appreciation on investments	260,712	3,976,073	44,250	1,538,148	145,872
NET ASSETS	$28,788,607	$50,681,491	$10,070,961	$37,906,774	$7,546,022

Net Asset Value Per Share:
Shares:
Net Assets	$28,788,607	$50,681,491	$10,070,961	$37,906,774	$7,546,022
Shares of beneficial interest outstanding	1,000,000	1,800,000	400,000	1,450,000	300,000
Net asset value and redemption price per share (Net Assets ÷ Shares Outstanding)	$28.79	$28.16	$25.18	$26.14	$25.15

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2018 *

	Dynamic	Risk Managed	Risk Managed	Risk Managed	Risk Managed
	Beta US Equity	Growth	Multi-Asset	Multi-Asset	Real Return
	ETF	ETF	Income ETF	Total Return ETF	ETF
INVESTMENT INCOME
Dividends	$238,120	$595,550	$263,642	$1,093,745	$238,966
Interest	7,141	10,805	4,651	22,642	2,034
TOTAL INVESTMENT INCOME	245,261	606,355	268,293	1,116,387	241,000

EXPENSES
Investment advisory fees	109,508	275,557	44,987	317,398	41,296
TOTAL EXPENSES	109,508	275,557	44,987	317,398	41,296

Less: Fees waived by the Advisor	(55,682)	—	—	—	—

NET EXPENSES	53,826	275,557	44,987	317,398	41,296
NET INVESTMENT INCOME	191,435	330,798	223,306	798,989	199,704

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	(1,300,855)	15,225	(239,254)	(785,609)	(422,774)
Affiliated investments	—	(47,792)	—	—	(11,117)
Redemptions in kind	2,625,385	2,051,216	213,287	1,334,658	274,973
Net realized gain (loss):	1,324,530	2,018,649	(25,967)	549,049	(158,918)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(251,859)	(4,501,742)	(266,032)	(411,487)	(272,424)
Affiliated investments	—	3,503,887	—	—	19,640
Net change in unrealized depreciation:	(251,859)	(997,855)	(266,032)	(411,487)	(252,784)
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	1,072,671	1,020,794	(291,999)	137,562	(411,702)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,264,106	$1,351,592	$(68,693)	$936,551	$(211,998)

*	Each Fund commenced operations on January 25, 2017.

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENT OF CHANGES IN NET ASSETS

	Dynamic Beta US Equity ETF
	For the Six Months Ended
	May 31, 2018	For the Period Ended
	(Unaudited)	November 30, 2017 **
FROM OPERATIONS
Net investment income	$191,435	$288,836
Net realized loss from investments	(1,300,855)	(614,070)
Net realized gain from redemptions in-kind	2,625,385	4,101,504
Distributions of long term capital gains from underlying investment companies	—	2,412
Net change in unrealized appreciation (depreciation) on investments	(251,859)	512,571
Net increase in net assets resulting from operations	1,281,970	4,291,253

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(346,350)	—
From distributions to shareholders	(346,350)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	28,456,228	94,760,361
Cost of shares redeemed	(42,383,108)	(57,253,883)
Net increase (decrease) in net assets from shares of beneficial interest	(13,926,880)	37,506,478

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,009,124)	41,797,731

NET ASSETS
Beginning of period	41,797,731	—
End of period*	$28,788,607	$41,797,731
* Includes accumulated net investment income of:	$130,442	$285,357

SHARE ACTIVITY
Shares Sold	1,000,000	3,650,000
Shares Redeemed	(1,500,000)	(2,150,000)
Net increase (decrease) in shares of beneficial interest outstanding	(500,000)	1,500,000

**	The QuantX Dynamic Beta US Equity ETF commenced operations on January 25, 2017.

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Risk Managed Growth ETF
	For the Six Months Ended
	May 31, 2018	For the Period Ended
	(Unaudited)	November 30, 2017 **
FROM OPERATIONS
Net investment income (loss)	$330,798	$(98,510)
Net realized gain from unaffiliated investments	15,225	127,542
Net realized loss from affiliated investments	(47,792)	(22,659)
Net realized gain from redemptions in-kind	2,051,216	1,825,124
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(4,501,742)	975,357
Net change in unrealized appreciation on affiliated investments	3,503,887	3,998,571
Net increase in net assets resulting from operations	1,351,592	6,805,425

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(230,160)	—
From net investment income	(399,120)	—
From distributions to shareholders	(629,280)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,586,039	87,684,870
Cost of Shares Redeemed	(22,260,142)	(27,857,013)
Net increase (decrease) in net assets from shares of beneficial interest	(16,674,103)	59,827,857

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,951,791)	66,633,282

NET ASSETS
Beginning of period	66,633,282	—
End of period*	$50,681,491	$66,633,282
* Includes accumulated net investment loss of:	$(68,322)	$—

SHARE ACTIVITY
Shares Sold	200,000	3,450,000
Shares Reinvested	(800,000)	(1,050,000)
Net increase (decrease) in shares of beneficial interest outstanding	(600,000)	2,400,000

**	The QuantX Risk Managed Growth ETF commenced operations on January 25, 2017.

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Risk Managed Multi-Asset Income ETF
	For the Six Months Ended
	May 31, 2018	For the Period Ended
	(Unaudited)	November 30, 2017 **
FROM OPERATIONS
Net investment Income	$223,306	$307,471
Net realized loss from investments	(239,254)	(111,723)
Net realized gain from redemptions in-kind	213,287	127,530
Net change in unrealized appreciation (depreciation) on investments	(266,032)	310,282
Net increase (decrease) in net assets resulting from operations	(68,693)	633,560

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(39,100)	—
From net investment income	(248,620)	(231,165)
From distributions to shareholders	(287,720)	(231,165)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,854,936	16,423,272
Cost of Shares Redeemed	(6,394,121)	(3,859,108)
Net increase (decrease) in net assets from shares of beneficial interest	(2,539,185)	12,564,164

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,895,598)	12,966,559

NET ASSETS
Beginning of Period	12,966,559	—
End of Period *	$10,070,961	$12,966,559
* Includes accumulated net investment income of:	$42,539	$67,853

SHARE ACTIVITY
Shares Sold	150,000	650,000
Shares Redeemed	(250,000)	(150,000)
Net increase (decrease) in shares of beneficial interest outstanding	(100,000)	500,000

**	The QuantX Risk Managed Multi-Asset Income ETF commenced operations on January 25, 2017.

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Risk Managed Multi-Asset Total Return ETF
	For the Six Months Ended
	May 31, 2018	For the Period Ended
	(Unaudited)	November 30, 2017 **
FROM OPERATIONS
Net investment income	$798,989	$220,401
Net realized loss from investments	(785,609)	(907,799)
Net realized gain from redemptions in-kind	1,334,658	1,493,678
Net change in unrealized appreciation (depreciation) on investments	(411,487)	1,949,635
Net increase in net assets resulting from operations	936,551	2,755,915

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,048,410)	—
From distributions to shareholders	(1,048,410)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	19,443,077	111,715,355
Cost of Shares Redeemed	(51,519,594)	(44,376,120)
Net increase (decrease) in net assets from shares of beneficial interest	(32,076,517)	67,339,235

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,188,376)	70,095,150

NET ASSETS
Beginning of Period	70,095,150	—
End of Period *	$37,906,774	$70,095,150
* Includes accumulated net investment income (loss) of:	$(19,138)	$230,283

SHARE ACTIVITY
Shares Sold	750,000	4,450,000
Shares Redeemed	(2,000,000)	(1,750,000)
Net increase (decrease) in shares of beneficial interest outstanding	(1,250,000)	2,700,000

**	The QuantX Risk Managed Multi-Asset Total Return ETF commenced operations on January 25, 2017.

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Risk Managed Real Return ETF
	For the Six Months Ended
	May 31, 2018	For the Period Ended
	(Unaudited)	November 30, 2017 **
FROM OPERATIONS
Net investment Income	$199,704	$49,409
Net realized loss from unaffiliated investments	(422,774)	(575,134)
Net realized loss from affiliated investments	(11,117)	—
Net realized gain from redemptions in-kind	274,973	500,999
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(272,424)	398,656
Net change in unrealized appreciation on affiliated investments	19,640	—
Net increase (decrease) in net assets resulting from operations	(211,998)	373,930

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(178,320)	—
From distributions to shareholders	(178,320)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,937,361	17,568,019
Cost of Shares Redeemed	(7,366,109)	(7,576,861)
Net increase (decrease) in net assets from shares of beneficial interest	(2,428,748)	9,991,158

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,819,066)	10,365,088

NET ASSETS
Beginning of Period	10,365,088	—
End of Period *	$7,546,022	$10,365,088
* Includes accumulated net investment income of:	$74,103	$52,719

SHARE ACTIVITY
Class A:
Shares Sold	200,000	700,000
Shares Redeemed	(300,000)	(300,000)
Net increase (decrease) in shares of beneficial interest outstanding	(100,000)	400,000

**	The QuantX Risk Managed Real Return ETF commenced operations on January 25, 2017.

See accompanying notes to financial statements.

The QuantX ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Dynamic Beta US Equity ETF
	For the Six Months Ended
	May 31, 2018	For the Period Ended
	(Unaudited)	November 30, 2017 (1)
Net asset value, beginning of period	$27.87	$25.00
Activity from investment operations:
Net investment income (2)	0.14	0.21
Net realized and unrealized gain on investments	1.01	2.66
Total from investment operations	1.15	2.87
Less distributions from:
Net investment income	(0.23)
Total distributions	(0.23)
Net asset value, end of period	$28.79	$27.87
Market price, end of period	$28.76	$27.88
Total return (3)(4)	4.16%	11.48%
Net assets, at end of period (000s)	$28,806	$41,798
Ratio of gross expenses to average net assets (6)(8)	0.59%	0.59%
Ratio of net expenses to average net assets (6)(8)	0.29%	0.29%
Ratio of net investment income to average net assets(5)(6)(8)	1.03%	0.94%
Portfolio Turnover Rate (3)(7)	533%	898%

(1)	The QuantX Dynamic Beta US Equity ETF commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Annualized.

See accompanying notes to financial statements.

The QuantX ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Risk Managed Growth ETF
	For the Six Months Ended
	May 31, 2018	For the Period Ended
	(Unaudited)	November 30, 2017 (1)
Net asset value, beginning of period	$27.76	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.16	(0.04)
Net realized and unrealized gain on investments	0.50	2.80
Total from investment operations	0.66	2.76
Less distributions from:
Net investment income	(0.16)
Net realized gains	(0.10)	—
Total distributions	(0.26)
Net asset value, end of period	$28.16	$27.76
Market price, end of period	$27.96	$27.77
Total return (3)(4)	2.40%	11.04%
Net assets, at end of period (000s)	$50,681	$66,633
Ratio of net expenses to average net assets (6)(8)	0.95%	0.95%
Ratio of net investment loss to average net assets (5)(6)(8)	1.14%	(0.19)%
Portfolio Turnover Rate (3)(7)	124%	225%

(1)	The QuantX Dynamic Risk Managed Growth ETF commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Annualized.

See accompanying notes to financial statements.

The QuantX ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Risk Managed Multi-Asset Income ETF
	For the Six Months Ended
	May 31, 2018	For the Period Ended
	(Unaudited)	November 30, 2017 (1)
Net asset value, beginning of period	$25.93	$25.00
Activity from investment operations:
Net investment income (2)	0.50	0.68
Net realized and unrealized gain (loss) on investments	(0.68)	0.76
Total from investment operations	(0.18)	1.44
Less distributions from:
Net investment income	(0.50)	(0.51)
Net realized gains	(0.07)	—
Total distributions	(0.57)	(0.51)
Net asset value, end of period	$25.18	$25.93
Market price, end of period	$25.18	$25.93
Total return (3)(4)	(0.69)%	5.80%
Net assets, at end of period (000s)	$10,071	$12,967
Ratio of net expenses to average net assets (6)(8)	0.79%	0.79%
Ratio of net investment income to average net assets (5)(6)(8)	3.90%	3.11%
Portfolio Turnover Rate (3)(7)	207%	273%

(1)	The QuantX Risk Managed Multi-Asset Income ETF commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Annualized.

See accompanying notes to financial statements.

The QuantX ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Risk Managed Multi-Asset Total Return ETF
	For the Six Months Ended
	May 31, 2018		For the Period Ended
	(Unaudited)		November 30, 2017 (1)
Net asset value, beginning of period	$25.96		$25.00
Activity from investment operations:
Net investment income (2)	0.41		0.08
Net realized and unrealized gain on investments	0.16		0.88
Total from investment operations	0.57		0.96
Less distributions from:
Net investment income	(0.39)		—
Total distributions	(0.39)		—
Net asset value, end of period	$26.14		$25.96
Market price, end of period	$26.14		$25.94
Total return (3)(4)	2.22	%(9)	3.84%
Net assets, at end of period (000s)	$37,907		$70,095
Ratio of net expenses to average net assets (6)(8)	1.25%		1.25%
Ratio of net investment income to average net assets(5)(6)(8)	3.13%		0.38%
Portfolio Turnover Rate (3)(7)	242%		431%

(1)	The QuantX Risk Managed Multi-Asset Total Return ETF commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net a purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

The QuantX ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Risk Managed Real Return ETF
	For the Six Months Ended
	May 31, 2018		For the Period Ended
	(Unaudited)		November 30, 2017 (1)
Net asset value, beginning of period	$25.91		$25.00
Activity from investment operations:
Net investment income (2)	0.58		0.12
Net realized and unrealized gain on investments	(0.89)		0.79
Total from investment operations	(0.31)		0.91
Less distributions from:
Net investment income	(0.45)		—
Total distributions	(0.45)		—
Net asset value, end of period	$25.15		$25.91
Market price, end of period	$25.15		$25.92
Total return (3)(4)	(1.21	)%(9)	3.64%
Net assets, at end of period (000s)	$7,546		$10,365
Ratio of net expenses to average net assets (6)(8)	0.95%		0.95%
Ratio of net investment income to average net assets (5)(6)(8)	4.57%		0.60%
Portfolio Turnover Rate (3)(7)	377%		438%

(1)	The QuantX Risk Managed Real Return ETF commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net a purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2018

1.	ORGANIZATION

The QuantX Dynamic Beta US Equity ETF (Dynamic Beta US Equity ETF), the QuantX Risk Managed Growth ETF (Risk Managed Growth ETF), the QuantX Risk Managed Multi-Asset Income ETF (Risk Managed Multi-Asset Income ETF), the QuantX Risk Managed Multi-Asset Total Return ETF (Risk Managed Multi-Asset Total Return ETF), the QuantX Risk Managed Real Return ETF (Risk Managed Real Return ETF) (collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV, (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds seeks to replicate investment results that generally correspond, before fees and expenses, to the performances of their respective index. The Funds commenced operation on January 25, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2018 for the Funds’ assets measured at fair value:

QuantX Dynamic Beta US Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$24,968,909	$—	$—	$24,968,909
Real Estate Investment Trusts (REITs)	1,382,722	—	—	1,382,722
Total	$26,351,631	$—	$—	$26,351,631

QuantX Risk Managed Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$47,559,046	$—	$—	$47,559,046
Total	$47,559,046	$—	$—	$47,559,046

QuantX Risk Managed Multi-Asset Income ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,611,647	$—	$—	$7,611,647
Total	$7,611,647	$—	$—	$7,611,647

QuantX Risk Managed Multi-Asset Total Return ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,062,039	$—	$—	$32,062,039
Total	$32,062,039	$—	$—	$32,062,039

QuantX Risk Managed Real Return ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,002,983	$—	$—	$7,002,983
Total	$7,002,983	$—	$—	$7,002,983

There were no transfers into or out of Level 1 and Level 2 during the year. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting year.

The Funds did not hold any Level 2 or Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually for Dynamic Beta US Equity ETF, Risk Managed Growth ETF, Risk Managed Multi-Asset Total Return ETF, and Risk Managed Real Return ETF and quarterly for Risk Managed Multi-Asset Income ETF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filed for the open tax year ended November 30, 2017, or expected to be taken in the Fund’s November 30, 2018 year-end tax return. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months period ended May 31, 2018, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $160,016,066 and $160,667,445 respectively, for QuantX Dynamic Beta US Equity ETF, $66,391,558 and $60,454,484 respectively for QuantX Risk Managed Growth ETF, $17,114,599 and $20,835,008 respectively, for QuantX Risk Managed Multi-Asset Income ETF, $93,881,930 and $98,442,294 respectively, for QuantX Risk Managed Multi-Asset Total Return ETF, $26,445,270 and $26,427,793 respectively, for QuantX Risk Managed Real Return ETF.

For the six months period May 31, 2018, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $27,652,531 and $42,404,012 respectively, for QuantX Dynamic Beta US Equity ETF, $2,093,893 and $22,834,297 respectively for QuantX Risk Managed Growth ETF, $3,535,942 and $4,651,612 respectively, for QuantX Risk Managed Multi-Asset Income ETF, $17,286,492 and $44,995,725 respectively, for QuantX Risk Managed Multi-Asset Total Return ETF, $4,685,942 and $7,136,432 respectively, for QuantX Risk Managed Real Return ETF.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Blue Sky Asset Management, LLC (the “Advisor”) serves as the Funds’ Investment Advisor pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as Custodian and to act as transfer and shareholder services agent to the Funds. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.59%, 0.95%, 0.79%, 1.25% and 0.95% of QuantX Beta US Equity ETF’s, Risk Managed Growth ETF’s, Risk Managed Multi-Asset Income ETF’s, Risk Managed Multi-Asset Total Return ETF’s, and Risk Managed Real Return ETF’s average daily net assets, respectively.

For the six months period ended May 31, 2018 the Advisor waived fees in the amount of $55,682 for QuantX Dynamic Beta US Equity ETF.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Advisor (as a part of the unitary fee) pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Advisor (as a part of the unitary fee).

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor (as a part of the unitary fee).

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,303,435, $43,719,195, $7,606,736, $30,818,776 and $6,877,252 for the Dynamic Beta US Equity ETF, Risk Managed Growth ETF, Risk Managed Multi-Asset Income ETF, Risk Managed Multi-Asset Total Return ETF and the Risk Managed Multi-Asset Real Return ETF, respectively, and differs from market value by net unrealized appreciation (depreciation) consisted of:

Dynamic Beta US Equity ETF
Gross unrealized appreciation:	$266,899
Gross unrealized depreciation:	(218,703)
Net unrealized appreciation:	$48,196

Risk Managed Growth ETF
Gross unrealized appreciation:	$3,839,851
Gross unrealized depreciation:	—
Net unrealized appreciation:	$3,839,851

Risk Managed Multi-Asset Income ETF
Gross unrealized appreciation:	$31,812
Gross unrealized depreciation:	(26,901)
Net unrealized appreciation:	$4,911

Risk Managed Multi-Asset Total Return ETF
Gross unrealized appreciation:	$1,252,035
Gross unrealized depreciation:	(8,772)
Net unrealized depreciation:	$1,243,263

Risk Managed Multi-Asset Real Return ETF
Gross unrealized appreciation:	$127,426
Gross unrealized depreciation:	(1,695)
Net unrealized depreciation:	$125,731

The tax character of distributions for the period ended November 30, 2017 was as follows:

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
QuantX Dynamic Beta US Equity ETF	$—	$—	$—	$—
QuantX Risk Managed Growth ETF	—	—	—	—
QuantX Risk Managed Multi-Asset Income ETF	231,165	—	—	231,165
QuantX Risk Managed Multi-Asset Total Return ETF	—	—	—	—
QuantX Risk Managed Real Return ETF	—	—	—	—

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

As of November 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
QuantX Dynamic Beta US Equity ETF	$285,357	$—	$—	$(391,530)	$—	$300,055	$193,882
QuantX Risk Managed Growth ETF	147,167	—	—	—	—	4,837,706	4,984,873
QuantX Risk Managed Multi-Asset Income ETF	106,929	—	(101,845)	—	—	270,943	276,027
QuantX Risk Managed Multi-Asset Total Return ETF	230,283	—	(94,823)	(518,605)	—	1,654,750	1,271,605
QuantX Risk Managed Real Return ETF	52,719	—	—	(554,993)	—	378,515	(123,759)

The difference between book basis and tax basis undistributed accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
QuantX Dynamic Beta US Equity ETF	$—
QuantX Risk Managed Growth ETF	—
QuantX Risk Managed Multi-Asset Income ETF	101,845
QuantX Risk Managed Multi-Asset Total Return ETF	94,823
QuantX Risk Managed Real Return ETF	—

At November 30, 2017, the following funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total	Expired
QuantX Dynamic Beta US Equity ETF	$391,530	$—	$391,530	$—
QuantX Risk Managed Growth ETF	—	—	—	—
QuantX Risk Managed Multi-Asset Income ETF	—	—	—	—
QuantX Risk Managed Multi-Asset Total Return ETF	518,605	—	518,605	—
QuantX Risk Managed Real Return ETF	554,993	—	554,993	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, reclass of net operating losses and short-term capital gains, and adjustments for C-Corporation return of capital distributions, and adjustments related to Transfers in kind, resulted in reclassifications for the Funds for the fiscal year ended November 30, 2017 as follows:

	Paid	Accumulated	Accumulated
	In	Ordinary	Net Realized
Fund	Capital	Income (Loss)	Gains (Loss)
QuantX Dynamic Beta US Equity ETF	$4,097,371	$(3,479)	$(4,093,892)
QuantX Risk Managed Growth ETF	1,820,552	98,510	(1,919,062)
QuantX Risk Managed Multi-Asset Income ETF	126,368	(8,453)	(117,915)
QuantX Risk Managed Multi-Asset Total Return ETF	1,484,310	9,882	(1,494,192)
QuantX Risk Managed Real Return ETF	497,689	3,310	(500,999)

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

6.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

Fee for In-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$500	2.00%*

*  The maximum Transaction Fee may be up to 2.00% of the amount invested.

7.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Risk Managed Growth ETF, the Risk Managed Multi-Asset Total Return ETF and the Risk Managed Real Return ETF currently seek to achieve their investment objective by investing a portion of their assets in other ETFs. As of May 31, 2018 the percentage of the Risk Managed Growth ETF ETF’s net assets invested in the QuantX Dynamic Beta US Equity ETF and the SPDR S&P 500 ETF Trust was 49.76% and 26.83%, respectively. As of May 31, 2018 the percentage of the Risk Managed Multi-Asset Total Return ETF’s net assets invested in the SPDR S&P 500 ETF Trust was 27.05%. As of May 31, 2018 the percentage of the Risk Managed Real Return ETF’s net assets invested in the GraniteShares Bloomberg Commodity Board Strategy NO K-1 ETF and the Energy Select Sector SPDR Fund was 29.83% and 33.69%, respectively.

The Funds may redeem its investment from the security at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so. The performance of the Risk Managed Growth ETF Fund, the Multi-Asset Total Return ETF and the Real Return ETF will be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at www.sec.gov.

Index Risk – Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Index. Therefore, they would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common control. Companies which are affiliates of the Fund’s at May 31, 2018 are noted in the Fund’s Portfolio of Investments. Transactions during the six months period ended May 31, 2018 with companies which are affiliates are as follows:

QuantX Risk Managed Growth ETF

		Value -			Dividends
		Beginning of			Credited to		Value -End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Income	Gain/Loss	Period	Shares Held
66538H690	QuantX Dynamic Beta US Equity ETF	$1,399,296	$3,318,570	$18,181,075	$323,097	$1,202,573	$25,217,914	866,592

QuantX Risk Managed Real Return ETF

		Value -			Dividends
		Beginning of			Credited to		Value -End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Income	Gain/Loss	Period	Shares Held
38747R108	GraniteShares Bloomberg Commodity Broad Strategy NO K-1 ETF	$—	$3,797,873	$1,889,401	$—	$(11,118)	$2,250,793	83,184

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The QuantX ETFs
ADDITIONAL INFORMATION (Unaudited)
May 31, 2018

Approval of Investment Advisory Agreement BSAM (Advisor to QuantX ETFs)

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on October 20, 2016, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Blue Sky Asset Management, LLC (the “Adviser”) and the Trust, with respect to QuantX Risk Managed Growth ETF, QuantX Risk Managed Multi-Asset Income ETF, QuantX Risk Managed Multi-Asset Total Return, ETF QuantX Risk Managed Real Return ETF QuantX Dynamic Beta US Equity ETF (each, a “Fund”, collectively, the “QuantX ETFs”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the advisory agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the advisory agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser had approximately $275,000,000 in assets under management, much of which is invested under similar strategies to the strategies proposed for the QuantX ETFs. The Board reviewed the Adviser’s practices for monitoring compliance and found them to be suitable for the QuantX ETFs. The Board was satisfied that the portfolio management team was well-equipped to run the strategies and that the presentation to the Board demonstrated a high level of understanding of the QuantX ETFs’ investment strategies. The Board concluded that the Adviser had the potential to deliver a quality of service in-line with the Board’s expectations.

Performance. The Board discussed the performance of a separately managed account managed by the Adviser, which used comparable strategies expected to be used for the QuantX ETFs. The Board reviewed the Advisor’s profit and loss statement, balance sheet as of June 30, 2016 and income statements. The Board determined that the performance provided had been generally strong and was likely a favorable indication of the Adviser’s potential to generate positive returns for shareholders.

Fees and Expenses. The Board reviewed the proposed annual management fee for each of the QuantX ETFs, noting that the Adviser proposed to charge a unitary management fee out of which the Adviser would pay substantially all expenses of the QuantX ETFs including fees for transfer agency, custody, fund administration, legal, audit and other services. The Board noted that the unitary fee would not include any front-end or contingent deferred loads; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments; borrowing costs distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of business. The Board carefully considered the total fees and expenses for each Fund based on comparable fees of the Adviser-selected peer groups and each Fund’s anticipated Morningstar category. With respect to QuantX Dynamic Beta US Equity ETF, the Board noted that the advisory fee was equal to the peer group average and lower than the Morningstar category average. With respect to each of QuantX Risk Managed Growth ETF, QuantX Risk Managed Multi-Asset Income ETF, QuantX Risk Managed Multi-Asset Total Return ETF and QuantX Risk Managed Real Return ETF, the Board noted that although the advisory fee was higher than the peer group and Morningstar category averages, for each Fund, other than QuantX Risk Managed Multi-Asset Total Return ETF, the proposed fee was within the high/low range for each benchmark. And with respect to QuantX Risk Managed Multi-Asset Total Return ETF, the fee was within the high/low range of the Morningstar category. The Board discussed the

The QuantX ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
May 31, 2018

competitive net expense ratios of each Fund relative to their peers. After further discussion, the Board agreed that given the unitary fee structure, the fee was not unreasonable.

Proposed Annual
Fund:	Management Fee:
QuantX Risk Managed Growth ETF	0.95%
QuantX Risk Managed Multi-Asset Income ETF	0.79%
QuantX Risk Managed Multi-Asset Total Return ETF	1.25%
QuantX Risk Managed Real Return ETF	0.95%
QuantX Dynamic Beta US Equity ETF	0.59%

Profitability. The Board reviewed a profitability analysis prepared by the Adviser and noted that the Adviser expected to derive profits during the first two years of operation of the QuantX ETFs. The Board acknowledged that the analysis provided was merely an estimate and agreed that the Adviser may have been optimistic in its estimates of profits during the initial term of the Advisory Agreement. After further discussion, the Board agreed that the estimates did not appear unreasonable.

Economies of Scale. The Board noted that economies of scale had not yet been reached as the QuantX ETFs had not yet launched. The Board noted that consideration of economies of scale would be revisited as assets grow for each of the QuantX ETFs.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement was in the best interests of the each Fund and their future shareholders.

The QuantX ETFs
EXPENSE EXAMPLES (Unaudited)
May 31, 2018

Example

As a shareholder of the QuantX ETF’s, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 through May 31, 2018.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
		Actual		(5% return before expenses)
						Expense
			Expenses		Expenses	Ratio
	Beginning		Paid During		Paid During	During The
	Account	Ending	Period	Ending	Period	Period
	Value	Account Value	12/1/17 –	Account Value	12/1/17 –	12/1/17 –
	12/1/17	5/31/18	5/31/18 *	5/31/18	5/31/18 *	5/31/18

QuantX Dynamic Beta US Equity ETF	$1,000.00	$1,041.60	$3.00	$1,021.99	$2.97	0.59%
QuantX Risk Managed Growth ETF	$1,000.00	$1,024.00	$4.79	$1,020.19	$4.78	0.95%
QuantX Risk Managed Multi Asset Income ETF	$1,000.00	$993.10	$3.93	$1,020.99	$3.98	0.79%
QuantX Risk Managed Multi Asset Total Return ETF	$1,000.00	$1,022.20	$6.30	$1,018.70	$6.29	1.25%
QuantX Risk Managed Real Return ETF	$1,000.00	$987.90	$4.71	$1,020.19	$4.78	0.95%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-270-0300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-855-907-3373 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-907-3373.

ADVISER
Blue Sky Asset Management, LLC
6400 S. Fiddlers Green Circle
Suite 350
Greenwood Village, CO 80111

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/18

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 8/8/18